Summary of Significant Accounting Policies (Details)					1 Months Ended			3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016 shares	Jun. 30, 2016 USD ($)	Feb. 08, 2016 USD ($) shares	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Feb. 29, 2016 shares	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) operating_segment	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 lease
Accounts Receivable:
Allowance for doubtful accounts		$ 20,000						$ 20,000			$ 20,000			$ 20,000
Concentration of Credit Risk:
Credit losses								0		$ 0
Goodwill and Certain Other Long-Lived Assets:
Number of operating segments				1	3	3					3
Impairment loss								0
Goodwill adjustments		3,350,000
Impairment loss								0		30,402,000	$ 0	$ 30,402,000	$ 1,672,000
Reduction of recognized gain													$ 1,672,000
Capitalized Software:
Capitalized software		$ 1,498,000						1,498,000			$ 1,498,000			1,498,000
Deferred Rent:
Abatement period (in months)											10 months
Number of lease agreements | lease															2
Write off of remaining leashold improment and deferred rent														83,000
Revenue recognition:
Barter revenue								0		217,000		424,000
Marketing:
Marketing expense								$ 82,000		239,000	$ 113,000	$ 480,000
Choose Digital Inc.
Goodwill and Certain Other Long-Lived Assets:
Impairment loss										4,335,000
Write off of intangible assets										1,331,000
Wetpaint.com Inc.
Goodwill and Certain Other Long-Lived Assets:
Impairment loss										10,708,000
Write off of intangible assets										$ 11,418,000
Software
Property and Equipment:
Property and equipment useful life (in years)											3 years
Furniture and Fixtures
Property and Equipment:
Property and equipment useful life (in years)											4 years
Perk Agreement
Marketable Securities:
Recorded loss									$ 2,195,000,000
Common Stock | Perk Agreement
Marketable Securities:
Number of shares issued (in shares) | shares	1,013,068
Consideration on stock sold			$ 1,300,000								$ 1,300,000
Discontinued Operations, Disposed of by Sale | Viggle
Marketable Securities:
Consideration received (in shares) | shares			1,370,000				1,370,000
DraftDay Gaming Group
Goodwill and Certain Other Long-Lived Assets:
Write off of intangible assets														$ 749,000,000
Other Expense | Perk Agreement
Marketable Securities:
Recorded loss											$ 2,195,000